Operating Profit (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure of profit (loss) from operating activities [text block] [Abstract]
Schedule of operating profit
	Notes	2021	2020	2019
		Figures in Rand thousands
Operating profit is stated after accounting for the following charges:
Auditor remuneration		13,347	6,282	4,841
– Current year (audit services)		13,347	6,207	4,841
– Current year (other services)		-	75	–
Depreciation of property, plant and equipment	5	372,936	282,976	238,515
Amortization of capitalized commission assets	6	46,957	31,262	22,996
Amortization of intangible assets	7	25,856	12,786	2,005
Write down of inventory to net realizable value		-	7,623	10,230
Research and development		100,138	44,924	48,284
Employee costs[1]		396,369	325,686	337,848
Defined contribution plan		21,742	17,731	19,062